SCHEDULE OF RECONCILIATION OF NET INCREASE IN NET ASSETS (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net decrease in net assets available for benefit per Form 5500	$ (884,012)
Add: Participant contributions receivable	46,571
Add: Employer contributions receivable	62,161
Less: Deemed loans	(6,862)
Net decrease in net assets available for benefit before transfers per financial statements	$ (782,142)